Commitments - Future Cash Outflows (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Commitments [Line Items]
Lease commitments not commenced	$ 18,038
More than 5 years
Commitments [Line Items]
Lease commitments not commenced	$ 18,038